Note 4 - Credit Facility	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
Note 4.	Credit Facility

On May 21, 2015, Avalon and certain wholly owned subsidiaries entered into a line of credit agreement (the “Agreement”) with The Home Savings and Loan Company of Youngstown, Ohio providing for a line of credit of up to $9 million. On December 30, 2015, the Agreement was modified (the “Modification”) to extend the original maturity date of June 30, 2016 to March 31, 2017. The Modification also has the option to extend the maturity date one 90 day period upon written notice to the Lender at least 30 days before the maturity date subject to certain terms and conditions.

Borrowings under the line of credit agreement are secured by all business assets of the Company including accounts receivable, inventory, equipment and certain real property as defined in the Agreement. Interest on outstanding borrowings accrue at Prime Rate plus .25%. The line of credit agreement contains certain financial and other covenants, customary representations, warranties and events of defaults. Avalon was in compliance with the debt covenants at December 31, 2015.

Initial borrowings of $5.0 million under the Agreement were utilized to repay the total amount outstanding under the previous line of credit agreement with Huntington National Bank. The line of credit agreement with Huntington National Bank was terminated in conjunction with the repayment. Borrowings under the line of credit agreement with Huntington National Bank were utilized to fund the acquisition and renovation of The Avalon Inn.

At December 31, 2015, the outstanding borrowings under the Agreement were approximately $8.0 million. As of December 31, 2015, the Company had $1.0 million available under the line of credit agreement. During the years ended December 31, 2015 and 2014, the weighted average interest rate on outstanding borrowings was 3.26% and 2.86%, respectively. At December 31, 2015, the interest rate was 3.75%. Total unamortized debt issuance costs incurred in connection with the Agreement were $11,000 at December 31, 2015.

In accordance with FASB ASC 835-20,
Capitalization of Interest
, during the year ended December 31, 2015, Avalon capitalized approximately $97,000 of interest costs on borrowings incurred related to construction on The Avalon Inn.